ASSETS HELD FOR RESALE	9 Months Ended
Sep. 30, 2014
Assets Held For Resale Disclosure [Abstract]
Assets Held For Resale Disclosure [Text Block]
NOTE 7 – ASSETS HELD FOR RESALE

In the course of seeking licenses for new locations, the Company has to enter into real estate purchase agreements in order to secure the sites to be developed for clients’ dispensaries and cultivation centers. The Company intends to close on the real estate where purchase agreements have been signed, or to seek partners to replace the Company on each property purchased. During the second quarter of 2014 one of the Company’s subsidiaries entered into a real estate purchase agreement in Washington state. The purchase transaction was closed during the third quarter for a total purchase price of $399,594 partially financed by a promissory note for $249,000. The note bears an interest rate of 12% per year and matures on January 30, 2015. The interest is payable monthly in the amount of $2,490 for six months from the execution date, which was July 28, 2014. In the event of a default, as defined, the interest rate increases to 18% and the note can be accelerated.

Assets held for resale	September 30, 2014	December 31, 2013
Buildings held for resale	$399,594	$-
Assets held for resale	$399,594	$-